Taxation - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxation [Line Items]
Current income tax payable	$ 375
Malta
Taxation [Line Items]
Operating loss carryforwards	0	$ 217
United Kingdom
Taxation [Line Items]
Operating loss carryforwards	$ 9,256	$ 0